INCOME AND SOCIAL CONTRIBUTION TAXES - Deferred income and social contribution taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred income and social contribution taxes
Assets temporary differences	R$ 6,752,162	R$ 8,625,505
Liabilities temporary differences	6,218,326	4,640,208
Non-current assets	545,213	3,986,415
Non-current liabilities	11,377	1,118
Tax loss
Deferred income and social contribution taxes
Assets temporary differences	1,209,968	1,207,096
Negative tax basis of social contribution
Deferred income and social contribution taxes
Assets temporary differences	457,030	445,250
Provision for judicial liabilities
Deferred income and social contribution taxes
Assets temporary differences	324,158	268,596
Operating provisions and other losses
Deferred income and social contribution taxes
Assets temporary differences	1,214,807	999,028
Exchange rate variations
Deferred income and social contribution taxes
Assets temporary differences	2,384,153	4,297,503
Amortization of fair value adjustments arising from business combinations
Deferred income and social contribution taxes
Assets temporary differences	654,358	680,142
Unrealized profit on inventories
Deferred income and social contribution taxes
Assets temporary differences	151,578	363,052
Leases
Deferred income and social contribution taxes
Assets temporary differences	356,110	364,838
Goodwill - Tax benefit on unamortized goodwill
Deferred income and social contribution taxes
Liabilities temporary differences	1,301,654	1,023,103
Property, plant and equipment - deemed cost
Deferred income and social contribution taxes
Liabilities temporary differences	1,137,483	1,217,349
Accelerated tax depreciation
Deferred income and social contribution taxes
Liabilities temporary differences	799,857	869,997
Borrowing cost
Deferred income and social contribution taxes
Liabilities temporary differences	640,063	210,834
Fair value of biological assets
Deferred income and social contribution taxes
Liabilities temporary differences	1,115,432	703,274
Deferred taxes, net of fair value adjustment
Deferred income and social contribution taxes
Liabilities temporary differences	370,947	398,950
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)
Deferred income and social contribution taxes
Liabilities temporary differences	150,691	194,121
Derivatives gains ("MtM")
Deferred income and social contribution taxes
Liabilities temporary differences	678,090	9,164
Other temporary differences
Deferred income and social contribution taxes
Liabilities temporary differences	R$ 24,109	R$ 13,416